Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated July 27, 2023, to
PROSPECTUS DATED May 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 37% to equity, 52% to fixed income, 8% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 56% to equity, 32.5% to fixed income, 7% to multi-asset and 4.5% to alternative asset classes.
Growth Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 72% to equity, 14.5% to fixed income, 8% to multi-asset and 5.5% to alternative asset classes.
Equity Growth Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 81% to equity, 4.5% to fixed income, 8% to multi-asset and 6.5% to alternative asset classes.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated July 27, 2023, to
PROSPECTUS DATED May 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 37% to equity, 52% to fixed income, 8% to multi-asset and 3% to alternative asset classes.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated July 27, 2023, to
PROSPECTUS DATED May 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 56% to equity, 32.5% to fixed income, 7% to multi-asset and 4.5% to alternative asset classes.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated July 27, 2023, to
PROSPECTUS DATED May 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 72% to equity, 14.5% to fixed income, 8% to multi-asset and 5.5% to alternative asset classes.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated July 27, 2023, to
PROSPECTUS DATED May 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 81% to equity, 4.5% to fixed income, 8% to multi-asset and 6.5% to alternative asset classes.